DIVIDEND	12 Months Ended
Dec. 31, 2023
Dividend
DIVIDEND

13. DIVIDEND

On February 7, 2022, the Company’s board of directors approved and declared a dividend of HK$4,000,000 (US$512,722) to its shareholders. This amount was paid in full on February 17, 2022. The dividend per share was HK$0.27 (US$0.03).

On October 3, 2023, the Company’s board of directors approved and declared a special interim dividend of HK$1,581,900 (US$202,525) to its shareholders. This amount was paid in full on November 22, 2023. The dividend per share was HK$0.08 (US$0.01).